Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000198465 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198465 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198465 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198465 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198465 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198465 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198465 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198465 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000198465 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198465 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000198465 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000198466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000198466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198466 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000198466 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198466 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198466 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000198467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198467 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000198467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000198467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000198467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198467 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000198467 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198467 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198467 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000198469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000198469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000198469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000198469 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000198469 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198469 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198469 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198470 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000198470 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000198470 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198470 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000198470 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198470 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000198470 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198470 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198470 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198470 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198470 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198481 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000198481 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198481 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198481 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000198481 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000198481 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198481 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198481 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000198481 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198481 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198481 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241270 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000241270 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000241270 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000241270 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000241270 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241270 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241270 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%